Basis of accounting	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Basis of accounting

2. Basis of accounting

Basis of Preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by International Accounting Standard Board (“IASB”). These consolidated financial statements were approved by the board of directors on April 24, 2020.

This is the first set of the Group’s annual financial statements in which IFRS 16 Leases has been applied. The related changes to significant accounting policies are described in Note 3.

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis.

Use of judgements and estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

(i) Critical judgements

Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes for classification of leases etc.

(ii) Deferred revenue

The Group sells virtual currency and items that can be used in online and mobile games to game users. For online games, the entire amount of unused virtual currency is deferred for the period during which the refundable obligation is to be performed, and for items, revenue is recognized by deferring to the expected period of use estimated in consideration of the item’s attributes.

For mobile games, when the Group defers revenue generated by micro-transactions, it estimates the game users’ life cycle and defers the remaining amount of virtual currency and items without an effective period purchased by active users as of the end of the reporting period. Revenues for items with effective period are recognized on a straight-line basis over the effective period. The Group considers a user as an active user if the period between the time of the user’s most recent access of the game and the period end equals or is shorter than the estimated game users’ life cycle. In order to estimate the expected period of use of items and mobile game users’ life cycle, it estimates the period of use by analyzing the customer’s behavior and consumption patterns such as payment and access, and periodically examines whether these estimates change.

(iii) Deferred tax assets

When the Group assessed the realizability of deferred tax assets, The Group considered its performance, general economic environment, projected future taxable income, and periods available to utilize tax loss carryforwards and tax credit carryforwards. The Group periodically monitors the estimates used in assessing the realizability of the deferred tax assets. The amount of deferred tax assets may be changed if estimated future taxable income during the carryforward periods was changes.